SARMAYA THEMATIC ETF
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 68.1%	Shares	Value
Aerospace & Defense - 2.1%
General Electric Co.	286	$59,196

Coal & Consumable Fuels - 1.8%
Cameco Corp.	1,135	49,985

Copper - 4.9%
Freeport-McMoRan, Inc.	1,496	55,217
Southern Copper Corp.	886	78,830
		134,047

Diversified Metals & Mining - 3.7%
BHP Group Ltd. - ADR	1,100	53,328
Northern Dynasty Minerals Ltd. (a)	80,883	47,867
		101,195

Fertilizers & Agricultural Chemicals - 1.8%
CF Industries Holdings, Inc.	616	49,908

Gold - 14.4%
Agnico Eagle Mines Ltd.	1,146	110,338
Franco-Nevada Corp.	429	61,321
Gold Fields Ltd. - ADR	3,388	60,882
Kinross Gold Corp.	9,535	102,215
Wheaton Precious Metals Corp.	924	63,682
		398,438

Industrial Machinery & Supplies & Components - 2.0%
Chart Industries, Inc. (a)	285	54,307

Integrated Oil & Gas - 11.7%
Chevron Corp.	528	83,751
Exxon Mobil Corp.	1,165	129,700
Petroleo Brasileiro SA - ADR	3,960	52,866
TotalEnergies SE - ADR	935	56,315
		322,632

Marine Transportation - 3.0%
Navios Maritime Partners LP	2,002	81,982

Oil & Gas Drilling - 1.5%
Transocean Ltd. (a)	14,355	42,347

SARMAYA THEMATIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

COMMON STOCKS - 68.1% (CONTINUED)	Shares	Value
Oil & Gas Equipment & Services - 3.1%
Baker Hughes Co.	1,265	$56,407
Forum Energy Technologies, Inc. (a)	1,540	28,736
		85,143

Oil & Gas Exploration & Production - 13.1%
Antero Resources Corp. (a)	2,266	83,163
ConocoPhillips	539	53,442
Diamondback Energy, Inc.	319	50,708
EQT Corp.	1,076	51,831
Gran Tierra Energy, Inc. (a)	9,295	42,757
Range Resources Corp.	2,211	82,072
		363,973

Oil & Gas Storage & Transportation - 3.0%
Cheniere Energy, Inc.	363	82,967

Steel - 2.0%
Vale SA - ADR	6,006	56,637
TOTAL COMMON STOCKS (Cost $1,942,280)		1,882,757

EXCHANGE TRADED FUNDS - 24.9%
Alpha Architect 1-3 Month Box ETF (b)	990	110,009
iShares Gold Trust (a)	2,123	114,366
iShares Silver Trust (a)	3,003	85,015
ProShares Short QQQ	3,166	119,928
SPDR Gold MiniShares Trust (a)	4,554	257,483
TOTAL EXCHANGE TRADED FUNDS (Cost $679,788)		686,801

SHORT-TERM INVESTMENTS - 6.9%
Money Market Funds - 6.9%
First American Government Obligations Fund - Class X, 4.29% (c)	191,987	191,987
TOTAL SHORT-TERM INVESTMENTS (Cost $191,987)		191,987

TOTAL INVESTMENTS - 99.9% (Cost $2,814,055)		$2,761,545
Other Assets in Excess of Liabilities - 0.1%		2,088
TOTAL NET ASSETS - 100.0%		$2,763,633

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership

SARMAYA THEMATIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
February 28, 2025 (Unaudited)

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SARMAYA THEMATIC ETF

Summary of Fair Value Disclosures as of February 28, 2025 (Unaudited)

Sarmaya Thematic ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$1,882,757	$—	$—	$1,882,757
Exchange Traded Funds	686,801	—	—	686,801
Money Market Funds	191,987	—	—	191,987
Total Investments	$2,761,545	$—	$—	$2,761,545

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended February 28, 2025:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$—
Purchases	109,658
Proceeds from Sales	—
Net Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	351
Value, End of Period	$110,009
Dividend Income	$—

Shares, Beginning of Period	—
Number of Shares Purchased	990
Number of Shares Sold	—
Shares, End of Period	990
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